UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012
                                              -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB&T Wealth Management
         -------------------------------------------------
Address: 1 S. Nevada Ave. Ste 200
         -------------------------------------------------
         Colorado Springs, CO 80903
         -------------------------------------------------

         -------------------------------------------------

Form 13F File Number: 28-
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Justin A. Leveille
         -------------------------------------------------
Title:   Chief Operating Officer
         -------------------------------------------------
Phone:   719-228-1077
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Justin A. Leveille              Colorado Springs, CO           08/15/2012
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


Form 13F File Number      Name

No.       Form 13F File Number                 Name
01     28-12572                    Tradewinds Global Investors, LLC
02     28-05723                    Metropolitan West Capital Management, LLC
03     28-01880                    Anchor Capital Advisors, INC
04     28-10477                    Riversource Investments, LLC
05     28-06213                    Eagle Global Advisors, LLC
06     28-04981                    Goldman Sachs Group, Inc.
07     28-01204                    Wentworth Hauser & Violich, Inc.
08     28-05792                    Kayne Anderson Rudnick Investment Management
09     28-10562                    AllianceBernstein L.P.
10     28-13577                    Riverfront Investment Group, LLC
11     28-05973                    Wedgewood Partners, Inc.
12     28-01474                    NWQ Investment Management Co, LLC
13                                 Macquarie Allegiance Capital
14     28-03477                    Madison Investment Advisors Inc
15                                 Cincinnati Asset Mgmnt Inc
16     28-06462                    Chartwell Investment Partners
17     28-11396                    Royal Bank of Canada

                                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       13
                                         ---------------
Form 13F Information Table Entry Total:  6
                                         ---------------
Form 13F Information Table Value Total:  14916
                                         ---------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                  TITLE OF                    SHARES/ SH/ CALL/ INVSTMT  OTHER
NAME OF ISSUER                    CLASS     CUSIP      VALUE  PRN AMT PRN PUT   DSCRETN  MANAGERS   SOLE   SHARED    NONE
--------------------------------------------------------------------------------------------------------------------------
3M COMPANY                        CS        88579y101  12412   134304 SH        Sole                                134304
BERKSHIRE HATHAWAY INC-DEL CL     CS        84670108     265        2 SH        Sole                                     2
EXXON MOBIL CORP                  CS        30231g102    203     2222 SH        Sole                                  2222
                                                           2       22 SH        Defined  10                             22
ISHARES TRUST MSCI EAFE INDEX     CS        464287465    575    10853 SH        Sole                                 10853
ISHARES TRUST RUSSELL 2000 GRO    CS        464287648    643     8690 SH        Sole                                  8690
ISHARES TRUST RUSSELL 2000 VAL    CS        464287630    816     8531 SH        Sole                                  8531